Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Equity
20.	Equity

PLDT’s number of shares of subscribed and outstanding capital stock as at December 31, 2021 and 2020 are as follows:

	2021	2020
	(in million pesos)
Authorized
Non-Voting Serial Preferred Stock	388	388
Voting Preferred Stock	150	150
Common Stock	234	234
Subscribed
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	219	219
Outstanding
Non-Voting Serial Preferred Stock(1)	300	300
Voting Preferred Stock	150	150
Common Stock	216	216
Treasury Stock
Common Stock	3	3

(1)	300 million shares of Series IV Cumulative Non-Convertible Redeemable Preferred Stock subscribed for Php3 billion, of which Php360 million has been paid.

There were no changes in PLDT’s capital account for the year ended December 31, 2021.  The change in PLDT’s capital account for the year ended December 31, 2020 is the redemption and retirement of 870 shares of Series JJ 10% Cumulative Convertible Preferred stock with a par value of Php10.00 per share effective May 12, 2020.

Preferred Stock

Non-Voting Serial Preferred Stock

On November 5, 2013, the Board of Directors designated 50,000 shares of Non-Voting Serial Preferred Stock as Series JJ 10% Cumulative Convertible Preferred Stock to be issued from January 1, 2013 to December 31, 2015, pursuant to the PLDT Subscriber Investment Plan, or SIP.  On June 8, 2015, PLDT issued 870 shares of Series JJ 10% Cumulative Convertible Preferred Stock.

On January 26, 2016, the Board of Directors designated 20,000 shares of Non-Voting Serial Preferred Stock as Series KK 10% Cumulative Convertible Preferred Stock to be issued from January 1, 2016 to December 31, 2020, pursuant to the SIP.

The Series JJ and KK 10% Cumulative Convertible Preferred Stock, or SIP shares, earns cumulative dividends at an annual rate of 10%.  After the lapse of one year from the last day of the year of issuance of a particular Series of 10% Cumulative Convertible Preferred Stock, any holder of such series may convert all or any of the shares of 10% Cumulative Convertible Preferred Stock held by him into fully paid and non-assessable shares of Common Stock of PLDT, at a conversion price equivalent to 10% below the average of the high and low daily sales price of a share of Common Stock of PLDT on the PSE, or if there have been no such sales on the PSE on any day, the average of the bid and the ask prices of a share of Common Stock of PLDT at the end of such day on such Exchange, in each case averaged over a period of 30 consecutive trading days prior to the conversion date, but in no case shall the conversion price be less than the par value per share of Common Stock.  The number of shares of Common Stock issuable at any time upon conversion of 10% Cumulative Convertible Preferred Stock is determined by dividing Php10.00 by the then applicable conversion price.

In case the shares of Common Stock outstanding are at any time subdivided into a greater or consolidated into a lesser number of shares, then the minimum conversion price per share of Common Stock will be proportionately decreased or increased, as the case may be, and in the case of a stock dividend, such price will be proportionately decreased, provided, however, that in every case the minimum conversion price shall not be less than the par value per share of Common Stock.  In the event the relevant effective date for any such subdivision or consolidation of shares of stock dividend occurs during the period of 30 trading days preceding the presentation of any shares of 10% Cumulative Convertible Preferred Stock for conversion, a similar adjustment will be made in the sales prices applicable to the trading days prior to such effective date utilized in calculating the conversion price of the shares presented for conversion.

In case of any other reclassification or change of outstanding shares of Common Stock, or in case of any consolidation or merger of PLDT with or into another corporation, the Board of Directors shall make such provisions, if any, for adjustment of the minimum conversion price and the sale price utilized in calculating the conversion price as the Board of Directors, in its sole discretion, shall deem appropriate.

At PLDT’s option, the Series JJ and KK 10% Cumulative Convertible Preferred Stock are redeemable at par value plus accrued dividends five years after the year of issuance.

The Series IV Cumulative Non-Convertible Redeemable Preferred Stock earns cumulative dividends at an annual rate of 13.5% based on the paid-up subscription price.  It is redeemable at the option of PLDT at any time one year after subscription and at the actual amount paid for such stock, plus accrued dividends.

The Non-Voting Serial Preferred Stocks are non-voting, except as specifically provided by law, and are preferred as to liquidation.

All preferred stocks limit the ability of PLDT to pay cash dividends unless all dividends on such preferred stock for all past dividend payment periods have been paid and or declared and set apart and provision has been made for the currently payable dividends.

Voting Preferred Stock

On June 5, 2012, the Philippine SEC approved the amendments to the Seventh Article of PLDT’s Articles of Incorporation consisting of the sub-classification of its authorized Preferred Capital Stock into: 150 million shares of Voting Preferred Stock with a par value of Php1.00 each, and 807.5 million shares of Non-Voting Serial Preferred Stock with a par value of Php10.00 each, and other conforming amendments, or the Amendments.  The shares of Voting Preferred Stock may be issued, owned, or transferred only to or by: (a) a citizen of the Philippines or a domestic partnership or association wholly-owned by citizens of the Philippines; (b) a corporation organized under the laws of the Philippines of which at least 60% of the capital stock entitled to vote is owned and held by citizens of the Philippines and at least 60% of the board of directors of such corporation are citizens of the Philippines; and (c) a trustee of funds for pension or other employee retirement or separation benefits, where the trustee qualifies under paragraphs (a) and (b) above and at least 60% of the funds accrue to the benefit of citizens of the Philippines, or Qualified Owners.  The holders of Voting Preferred Stock will have voting rights at any meeting of the stockholders of PLDT for the election of directors and for all other purposes, with one vote in respect of each share of Voting Preferred Stock.  The Amendments were approved by the Board of Directors and stockholders of PLDT on July 5, 2011 and March 22, 2012, respectively.

On October 12, 2012, the Board of Directors, pursuant to the authority granted to it in the Seventh Article of PLDT’s Articles of Incorporation, determined the following specific rights, terms and features of the Voting Preferred Stock: (a) entitled to receive cash dividends at the rate of 6.5% per annum, payable before any dividends are paid to the holders of Common Stock; (b) in the event of dissolution or liquidation or winding up of PLDT, holders will be entitled to be paid in full, or pro-rata insofar as the assets of PLDT will permit, the par value of such shares of Voting Preferred Stock and any accrued or unpaid dividends thereon before any distribution shall be made to the holders of shares of Common Stock; (c) redeemable at the option of PLDT; (d) not convertible to Common Stock or to any shares of stock of PLDT of any class; (e) voting rights at any meeting of the stockholders of PLDT for the election of directors and all other matters to be voted upon by the stockholders in any such meetings, with one vote in respect of each Voting Preferred Share; and (f) holders will have no pre-emptive right to subscribe for or purchase any shares of stock of any class, securities or warrants issued, sold or disposed by PLDT.

On October 16, 2012, BTFHI subscribed to 150 million newly issued shares of Voting Preferred Stock of PLDT, at a subscription price of Php1.00 per share for a total subscription price of Php150 million pursuant to a subscription agreement between BTFHI and PLDT dated October 15, 2012.  As a result of the issuance of Voting Preferred Shares, the voting power of the NTT Group (NTT DOCOMO and NTT Communications), First Pacific Group and its Philippine affiliates, and JG Summit Group was reduced to 12%, 15% and 7%, respectively, as at December 31, 2021.  See Note 1 – Corporate Information.

Redemption of Preferred Stock

On September 23, 2011, the Board of Directors approved the redemption, or the Redemption, of all outstanding shares of PLDT’s Series A to FF 10% Cumulative Convertible Preferred Stock, or the Series A to FF Shares, from holders of record as of October 10, 2011, and all such shares were redeemed and retired effective on January 19, 2012.  In accordance with the terms and conditions of the Series A to FF Shares, the holders of Series A to FF Shares as at January 19, 2012 are entitled to payment of the redemption price in an amount equal to the par value of such shares, plus accrued and unpaid dividends thereon up to January 19, 2012, or the Redemption Price of Series A to FF Shares.

PLDT set aside Php4,029 million (the amount required to fund the redemption price for the Series A to FF Shares) in addition to Php4,143 million for unclaimed dividends on Series A to FF Shares, or a total amount of Php8,172 million, to fund the redemption of the Series A to FF Shares, or the Redemption Trust Fund, in a trust account, or the Trust Account, in the name of RCBC, as Trustee.  Pursuant to the terms of the Trust Account, the Trustee will continue to hold the Redemption Trust Fund or any balance thereof, in trust, for the benefit of holders of Series A to FF Shares, for a period of ten years from January 19, 2012 until January 19, 2022.  After the said date, any and all remaining balance in the Trust Account shall be returned to PLDT and revert to its general funds.  Any interests on the Redemption Trust Fund shall accrue for the benefit of, and be paid from time to time, to PLDT.

On May 8, 2012, the Board of Directors approved the redemption of all outstanding shares of PLDT’s Series GG 10% Cumulative Convertible Preferred Stock, or the Series GG Shares, from the holders of record as of May 22, 2012, and all such shares were redeemed and retired effective August 30, 2012.  In accordance with the terms and conditions of the Series GG Shares, the holders of the Series GG Shares as at May 22, 2012 are entitled to the payment of the redemption price in an amount equal to the par value of such shares, plus accrued and unpaid dividends thereon up to August 30, 2012, or the Redemption Price of Series GG Shares.

PLDT set aside Php236 thousand (the amount required to fund the redemption price for the Series GG Shares) in addition to Php74 thousand for unclaimed dividends on Series GG Shares, or a total amount of Php310 thousand, to fund the redemption price of the Series GG Shares, or the Redemption Trust Fund for Series GG Shares, which forms an integral part of the Redemption Trust Fund previously set aside in the Trust Account with RCBC, as Trustee.  Pursuant to the terms of the Trust Account, the Trustee will continue to hold the Redemption Trust Fund for Series GG Shares or any balance thereof, in trust, for the benefit of holders of Series GG Shares, for a period of ten years from August 30, 2012, or until August 30, 2022.  After the said date, any and all remaining balance in the Redemption Trust Fund for Series GG Shares shall be returned to PLDT and revert to its general funds.  Any interests on the Redemption Trust Fund for Series GG Shares shall accrue for the benefit of, and be paid from time to time, to PLDT.

On January 29, 2013, the Board of Directors approved the redemption of all outstanding shares of PLDT’s Series HH 10% Cumulative Convertible Preferred Stock which were issued in 2007, or the Series HH Shares issued in 2007, from the holders of record as of February 14, 2013 and all such shares were redeemed and retired effective May 16, 2013.  In accordance with the terms and conditions of the Series HH Shares issued in 2007, the holders of the Series HH Shares issued in 2007 as at February 14, 2013 are entitled to the payment of the redemption price in an amount equal to the par value of such shares, plus accrued and unpaid dividends thereon up to May 16, 2013, or the Redemption Price of Series HH Shares issued in 2007.

PLDT set aside Php24 thousand (the amount required to fund the redemption price for the Series HH Shares issued in 2007) in addition to Php6 thousand for unclaimed dividends on Series HH Shares issued in 2007, or a total amount of Php30 thousand, to fund the redemption price of the Series HH Shares issued in 2007, or the Redemption Trust Fund for Series HH Shares issued in 2007, which forms an integral part of the Redemption Trust Funds previously set aside in the Trust Account with RCBC, as Trustee.  Pursuant to the terms of the Trust Account, the Trustee will continue to hold the Redemption Trust Fund for Series HH Shares issued in 2007 or any balance thereof, in trust, for the benefit of holders of Series HH Shares issued in 2007, for a period of ten years from May 16, 2013, or until May 16, 2023.  After the said date, any and all remaining balance in the Redemption Trust Fund for Series HH Shares issued in 2007 shall be returned to PLDT and revert to its general funds.  Any interests on the Redemption Trust Fund for Series HH Shares issued in 2007 shall accrue for the benefit of, and be paid from time to time, to PLDT.

On January 28, 2014, the Board of Directors approved the redemption of all outstanding shares of PLDT’s Series HH 10% Cumulative Convertible Preferred Stock which were issued in 2008, or the Series HH Shares issued in 2008, from the holders of record as of February 14, 2014 and all such shares were redeemed and retired effective May 16, 2014.  In accordance with the terms and conditions of the Series HH Shares issued in 2008, the holders of the Series HH Shares issued in 2008 as at February 14, 2014 are entitled to the payment of the redemption price in an amount equal to the par value of such shares, plus accrued and unpaid dividends thereon up to May 16, 2014, or the Redemption Price of Series HH Shares issued in 2008.

PLDT set aside Php2 thousand (the amount required to fund the redemption price of Series HH Shares issued in 2008) in addition to Php1 thousand for unclaimed dividends on Series HH Shares issued in 2008, or a total amount of Php3 thousand, to fund the redemption of the Series HH Shares issued in 2008, or the Redemption Trust Fund for Series HH Shares issued in 2008, which forms an integral part of the Redemption Trust Funds previously set aside in the Trust Account with RCBC, as Trustee.  Pursuant to the terms of the Trust Account, the Trustee will continue to hold the Redemption Trust Fund for Series HH Shares issued in 2008 or any balance thereof, in trust, for the benefit of holders of Series HH Shares issued in 2008, for a period of ten years from May 16, 2014, or until May 16, 2024.  After the said date, any and all remaining balance in the Redemption Trust Fund for Series HH Shares issued in 2008 shall be returned to PLDT and revert to its general funds.  Any interests on the Redemption Trust Fund for Series HH Shares issued in 2008 shall accrue for the benefit of, and be paid from time to time, to PLDT.

On January 26, 2016, the Board of Directors approved the redemption of all outstanding shares of PLDT’s Series II 10% Cumulative Convertible Preferred Stock, or the Series II Shares, from the holder of record as of February 10, 2016, and all such shares were redeemed and retired effective May 11, 2016.  In accordance with the terms and conditions of the Series II Shares, the holder of the Series II Shares as at February 10, 2016 is entitled to the payment of the redemption price in an amount equal to the par value of such shares, plus accrued and unpaid dividends thereon up to May 11, 2016, or the Redemption Price of Series II Shares.

PLDT set aside Php4 thousand to fund the redemption price of Series II Shares, or the Redemption Trust Fund for Series II Shares, which forms an integral part of the Redemption Trust Funds previously set aside in the Trust Account with RCBC, as Trustee.  Pursuant to the terms of the Trust Account, the Trustee will continue to hold the Redemption Trust Fund for Series II Shares or any balance thereof, in trust, for the benefit of holder of Series II Shares, for a period of ten years from May 11, 2016, or until May 11, 2026.  After the said date, any and all remaining balance in the Redemption Trust Fund for Series II Shares shall be returned to PLDT and revert to its general funds.  Any interests on the Redemption Trust Fund for Series II Shares shall accrue for the benefit of, and be paid from time to time, to PLDT.

As at January 19, 2012, August 30, 2012, May 16, 2013, May 16, 2014 and May 11, 2016, notwithstanding that any stock certificate representing the Series A to FF Shares, Series GG Shares, Series HH Shares issued in 2007, Series HH Shares issued in 2008 and Series II Shares, respectively, were not surrendered for cancellation, the Series A to II Shares were no longer deemed outstanding and the right of the holders of such shares to receive dividends thereon ceased to accrue and all rights with respect to such shares ceased and terminated, except only the right to receive the Redemption Price of such shares, but without interest thereon.

On January 28, 2020, the Board of Directors authorized and approved, the retirement of shares of PLDT’s Series JJ 10% Cumulative Convertible Preferred Stock, or SIP Shares, effective May 12, 2020.  The record date for the determination of the holders of outstanding SIP Shares available for redemption was February 11, 2020.

PLDT withdrawn Php7 million, Php2 million and Php11 million from the Trust Account, representing total payments on redemption for the years ended December 31, 2021, 2020 and 2019, respectively.  The balance of the Trust Account of Php7,842 and Php7,849 million, net of the eliminated Php986 million perpetual notes issued by Smart to RCBC, were presented as part of “Current portion of other financial assets” as at December 31, 2021 and 2020, respectively, and the related redemption liability were presented as part of “Accrued expenses and other current liabilities” in our consolidated statements of financial position.  See related disclosures below under Perpetual Notes and Note 28 – Financial Assets and Liabilities.

On January 20, 2022, RCBC returned to PLDT the remaining unclaimed balance of the Trust Account for the Series A to FF, amounting to Php7,839 million.  PLDT’s obligations to pay the trust amounts for Series A to FF has also prescribed, resulting in the recognition of income in 2022 for the same amount as the unclaimed Trust Account that RCBC returned to PLDT.

Common Stock/Treasury Stock

The Board of Directors approved a share buyback program of up to five million shares of PLDT’s common stock, representing approximately 3% of PLDT’s then total outstanding shares of common stock in 2008.  Under the share buyback program, PLDT reacquired shares on an opportunistic basis, directly from the open market through the trading facilities of the PSE and NYSE.

As at November 2010, we had acquired a total of approximately 2.72 million shares of PLDT’s common stock at a weighted average price of Php2,388 per share for a total consideration of Php6,505 million in accordance with the share buyback program.  There were no further buyback transactions subsequent to November 2010.

Dividends Declared

Our dividends declared for years ended December 31, 2021, 2020 and 2019 are detailed as follows:

December 31, 2021

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	January 26, 2021	February 22, 2021	March 15, 2021	—	12
	May 6, 2021	May 21, 2021	June 15, 2021	—	13
	August 5, 2021	August 20, 2021	September 15, 2021	—	12
	November 4, 2021	November 19, 2021	December 15, 2021	—	12
					49

Voting Preferred Stock	March 4, 2021	March 24, 2021	April 15, 2021	—	3
	June 8, 2021	June 24, 2021	July 15, 2021	—	2
	August 26, 2021	September 13, 2021	October 15, 2021	—	2
	December 7, 2021	December 23, 2021	January 15, 2022	—	3
					10

Common Stock
Regular Dividend	March 4, 2021	March 18, 2021	April 6, 2021	40.00	8,642
	August 5, 2021	August 19, 2021	September 3, 2021	42.00	9,075
					17,717
Charged to retained earnings					17,776

*	Dividends were declared based on total amount paid up.

December 31, 2020

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Convertible Redeemable Preferred Stock
Series JJ	April 8, 2020	February 11, 2020	May 12, 2020	0.0027/day	—

Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	January 28, 2020	February 24, 2020	March 15, 2020	—	12
	May 7, 2020	May 21, 2020	June 15, 2020	—	13
	August 6, 2020	August 20, 2020	September 15, 2020	—	12
	November 5, 2020	November 19, 2020	December 15, 2020	—	12
					49

Voting Preferred Stock	March 5, 2020	March 25, 2020	April 15, 2020	—	3
	June 9, 2020	June 24, 2020	July 15, 2020	—	2
	September 29, 2020	October 13, 2020	October 15, 2020	—	2
	December 3, 2020	December 18, 2020	January 15, 2021	—	3
					10

Common Stock
Regular Dividend	March 5, 2020	March 19, 2020	April 3, 2020	39.00	8,426
	August 6, 2020	August 20, 2020	September 4, 2020	38.00	8,210
					16,636
Charged to retained earnings					16,695

*	Dividends were declared based on total amount paid up.

December 31, 2019

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Convertible Redeemable Preferred Stock
Series JJ	May 9, 2019	May 31, 2019	June 28, 2019	1.00	—

Cumulative Non-Convertible Redeemable Preferred Stock
Series IV*	January 29, 2019	February 22, 2019	March 15, 2019	—	12
	May 9, 2019	May 24, 2019	June 15, 2019	—	12
	August 8, 2019	August 27, 2019	September 15, 2019	—	13
	November 7, 2019	November 22, 2019	December 15, 2019	—	12
					49

Voting Preferred Stock	March 7, 2019	March 27, 2019	April 15, 2019	—	3
	June 11, 2019	June 28, 2019	July 15, 2019	—	2
	September 24, 2019	October 8, 2019	October 15, 2019	—	2
	December 3, 2019	December 18, 2019	January 15, 2019	—	3
					10

Common Stock
Regular Dividend	March 21, 2019	April 4, 2019	April 23, 2019	36.00	7,778
	August 8, 2019	August 27, 2019	September 10, 2019	36.00	7,778
					15,556
Charged to retained earnings					15,615

*Dividends were declared based on total amount paid up.

Our dividends declared after December 31, 2021 are detailed as follows:

	Date			Amount
Class	Approved	Record	Payable	Per Share	Total
				(in million pesos, except per share amounts)
Cumulative Non-Convertible Redeemable Preferred Stock(*)
Series IV	January 25, 2022	February 21, 2022	March 15, 2022	—	12
Voting Preferred Stock	March 3, 2022	March 23, 2022	April 15, 2022	—	2
Common Stock
Regular Dividend	March 3, 2022	March 17, 2022	April 4, 2022	42.00	9,075
Charged to retained earnings					9,089

*	Dividends were declared based on total amount paid up.

Perpetual Notes

Smart issued Php2,610 million and Php1,590 million perpetual notes on March 3, 2017 and March 6, 2017, respectively, under two Notes Facility Agreements dated March 1, 2017 and March 2, 2017, respectively.  The transaction costs amounting to Php35 million were accounted as a deduction from the perpetual notes.  Smart paid distributions amounting to Php236 million as at December 31, 2021 and 2020.

On July 18, 2017, Smart issued Php1,100 million perpetual notes, to RCBC, Trustee of PLDT’s Redemption Trust Fund, under the Notes Facility Agreement dated July 18, 2017.  The transaction costs amounting to Php5 million were accounted as a deduction from the perpetual notes.  Smart paid distributions amounting to Php57 million each as at December 31, 2021 and 2020.  This transaction was eliminated in our consolidated financial statements.  On January 18, 2022, Smart redeemed the Php1,100 million perpetual notes issued to RCBC at the relevant Redemption Price.  This transaction was eliminated in our consolidated financial statements.

On September 19, 2019, Smart issued Php4,700 million perpetual notes to DMPI under the Notes Facility Agreement dated September 16, 2019.  The transaction cost amounting to Php35 million was accounted as a deduction from the perpetual notes.  Smart paid distributions amounting to Php281 million each as at December 31, 2021 and 2020.  This transaction was eliminated in our consolidated financial statements.

Proceeds from the issuance of these notes were used to finance capital expenditures.  The notes have no fixed redemption dates.  However, Smart may, at its sole option, redeem the notes.  In accordance with IAS 32, Financial Instruments: Presentation, the notes are classified as part of equity in the financial statements.  The notes are subordinated to and rank junior to all senior loans of Smart.

Retained Earnings Available for Dividend Declaration

The following table shows the reconciliation of our consolidated retained earnings available for dividend declaration as at December 31, 2021:

(in million pesos)
Consolidated unappropriated retained earnings available for dividends as at December 31, 2020	25,652
Effect of IAS 27, Consolidated and Separate Financial Statements, adjustments	6,429
Parent Company’s unappropriated retained earnings available for dividends at beginning of the year	32,081
Less: Cumulative unrealized income – net of tax:
Fair value adjustments of investment property resulting to gain	(1,145)
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)	(2,362)
Fair value adjustments (mark-to-market gains)	(3,440)
Parent Company’s unappropriated retained earnings available for dividends as at January 1, 2021	25,134
Parent Company’s net income for the year	22,944
Less: Fair value adjustment of investment property resulting to gain	(27)
Fair value adjustments (mark-to-market gains)	(771)
22,146
Less: Cash dividends declared during the year
Preferred stock	(59)
Common stock	(17,717)
(17,776)
Parent Company’s unappropriated retained earnings available for dividends as at December 31, 2021	29,504

As at December 31, 2021, our consolidated unappropriated retained earnings amounted to Php34,243 million while the Parent Company’s unappropriated retained earnings amounted to Php37,249 million.  The difference of Php3,006 million pertains to the effect of IAS 27, Separate Financial Statements, in our investments in subsidiaries, associates and joint ventures accounted for under equity method.

As at December 31, 2020, our consolidated unappropriated retained earnings amounted to Php25,652 million while the Parent Company’s unappropriated retained earnings amounted to Php32,081 million.  The difference of Php6,429 million pertains to the effect of IAS 27 in our investments in subsidiaries, associates and joint ventures accounted for under equity method.